REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

In the following table, revenue (in thousands) from contracts with customers is disaggregated by major service lines as well as timing of revenue recognition.

	For the Year Ended
	December 31, 2022	December 31, 2021
Main revenue streams
Commissions	376,254	120,957
Title	1,869	-
Mortgage Income	19	-
Fee Income	2,378	711
Other	1,236	13
Total Revenue	381,756	121,681

Timing of Revenue Recognition
Products transferred at a point in time	381,756	121,681
Revenue from Contracts with Customers	381,756	121,681